Subsequent Events (Details Narrative) (10-K) - USD ($)	11 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Proceeds from issuance of common stock			$ 2,496,500
Subsequent Event [Member] | 1 Investors [Member] | Initial Public Offering [Member]
Proceeds from issuance of common stock	$ 15,164
Common shares issued during period	15,000